Related Party Transactions (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from Related Parties	€ 516	€ 371	€ 768
Related Parties Amount in Cost of Sales	65	61	60
Due to Related Parties, Current	66	44
Accounts Receivable, Related Parties, Current	€ 423	€ 350